Document and Entity Information	12 Months Ended
Sep. 30, 2012
Document and Entity Information [Abstract]
Document Type	20-F
Amendment Flag	false
Entity Current Reporting Status	Yes
Entity Well-known Seasoned Issuer	No
Document Period End Date	Sep. 30, 2012
Entity Registrant Name	CHINA DISTANCE EDUCATION HOLDINGS LTD
Entity Central Index Key	0001438644
Trading Symbol	DL
Current Fiscal Year End Date	--09-30
Document Fiscal Year Focus	2012
Document Fiscal Period Focus	FY
Entity Filer Category	Accelerated Filer
Entity Common Stock, Shares Outstanding	134,386,849